Deferred Revenue - Schedule of Deferred Revenue (Details) - Zeecol Limited [Member] - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Deposits from customers - current	$ 632,772
Deposits from customers - non current		337,000
Total deferred revenue	$ 632,772